Credit Impairment Charges and Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Losses and Provisions

	30 June 2023	30 June 2022
	£m	£m
Credit impairment charges/(write-backs):
Loans and advances to customers	98	114
Recoveries of loans and advances, net of collection costs	4	(6)
Off-balance sheet credit exposures (See Note 21)	3	10
	105	118
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 21)	149	121
Releases for residual value and voluntary termination	(1)	(3)
	148	118
	253	236